Fees Summary	Mar. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,800,000,000.00
Previously Paid Amount	275,580.00
Total Fee Amount	275,580.00
Total Offset Amount	0.00
Net Fee	$ 0.00